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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	CM-STIT-QRT-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)
Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—44.66%(a)

Asset-Backed Securities — Commercial Loans/Leases—1.67%
Atlantis One Funding Corp. (b)(c)	0.22%	07/09/12	$225,000	$224,947,750
Atlantis One Funding Corp. (b)(c)	0.23%	07/20/12	65,000	64,979,651

				289,927,401

Asset-Backed Securities — Consumer Receivables—2.42%
Old Line Funding, LLC (c)	0.18%	06/05/12	95,000	94,998,100
Old Line Funding, LLC (c)	0.20%	09/04/12	75,000	74,960,417
Old Line Funding, LLC (c)	0.24%	08/01/12	50,078	50,057,635
Salisbury Receivables Co. LLC (c)	0.22%	07/12/12	110,000	109,972,439
Thunder Bay Funding, LLC (c)	0.18%	08/14/12	30,784	30,772,610
Thunder Bay Funding, LLC (c)	0.25%	07/13/12	60,061	60,043,482

				420,804,683

Asset-Backed Securities — Fully Supported—1.52%
Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.45%	08/07/12	150,000	149,874,375
Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.45%	08/08/12	50,000	49,957,500
Straight-A Funding LLC; Series 1 (CEP-Federal Financing Bank) (c)	0.18%	07/17/12	34,466	34,458,073
Straight-A Funding LLC; Series 1 (CEP-Federal Financing Bank) (c)	0.18%	08/02/12	30,033	30,023,690

				264,313,638

Asset-Backed Securities — Fully Supported Bank—4.15%
Concord Minutemen Capital Co., LLC; Series A (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.35%	06/06/12	225,000	224,989,063
Gemini Securitization Corp., LLC (CEP-Deutsche Bank, AG) (b)(c)	0.22%	06/08/12	100,000	99,995,722
Gemini Securitization Corp., LLC (CEP-Deutsche Bank, AG) (b)(c)	0.22%	06/15/12	100,000	99,991,445
Variable Funding Capital Co., LLC (CEP-Wells Fargo Bank, N.A.) (c)	0.17%	07/09/12	195,000	194,965,008
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.22%	07/03/12	100,000	99,980,444

				719,921,682

Asset-Backed Securities — Multi-Purpose—6.24%
Chariot Funding, LLC/Ltd. (c)	0.19%	06/04/12	100,060	100,058,416
Chariot Funding, LLC/Ltd. (c)	0.20%	06/05/12	155,471	155,467,545
Chariot Funding, LLC/Ltd. (c)	0.20%	06/07/12	86,875	86,872,104
Chariot Funding, LLC/Ltd. (c)	0.25%	09/04/12	100,000	99,934,028
Chariot Funding, LLC/Ltd. (c)	0.30%	08/14/12	50,000	49,969,167
Chariot Funding, LLC/Ltd. (c)	0.32%	07/02/12	50,000	49,986,222
Jupiter Securitization Corp. (c)	0.19%	06/01/12	65,122	65,122,000
Jupiter Securitization Corp. (c)	0.19%	06/08/12	100,000	99,996,305
Jupiter Securitization Corp. (c)	0.32%	06/04/12	50,000	49,998,667
Jupiter Securitization Corp. (c)	0.32%	07/02/12	50,000	49,986,222
Nieuw Amsterdam Receivables Corp. (b)(c)	0.25%	06/06/12	60,000	59,997,917
Nieuw Amsterdam Receivables Corp. (b)(c)	0.26%	06/11/12	51,500	51,496,280
Regency Markets No. 1, LLC (b)(c)	0.20%	06/20/12	50,007	50,001,721
Regency Markets No. 1, LLC (b)(c)	0.21%	06/18/12	113,500	113,488,745

				1,082,375,339

Asset-Backed Securities — Trade Receivables—1.48%
Market Street Funding LLC (c)	0.22%	06/05/12	42,480	42,478,962
Market Street Funding LLC (c)	0.22%	07/05/12	65,078	65,064,478
Market Street Funding LLC (c)	0.22%	07/23/12	35,000	34,988,878
Market Street Funding LLC (c)	0.24%	09/07/12	50,000	49,967,333
Market Street Funding LLC (c)	0.25%	09/10/12	65,000	64,954,410

				257,454,061

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks—9.15%
Bank of Montreal (b)	0.30%	06/18/12	$75,000	$74,989,375
BNZ International Funding Ltd. (b)(c)	0.23%	06/14/12	55,000	54,995,432
BNZ International Funding Ltd. (b)(c)	0.25%	08/15/12	85,000	84,955,729
BNZ International Funding Ltd. (b)(c)	0.60%	07/05/12	100,000	99,943,333
BNZ International Funding Ltd. (b)(c)	0.67%	06/21/12	75,000	74,972,083
DBS Bank Ltd. (b)(c)	0.25%	08/14/12	50,000	49,974,306
Mizuho Funding, LLC (b)(c)	0.37%	07/02/12	100,000	99,968,139
Mizuho Funding, LLC (b)(c)	0.38%	08/07/12	96,650	96,581,647
National Australia Funding Delaware Inc. (b)(c)	0.35%	11/05/12	150,000	149,774,313
Oversea-Chinese Banking Corp. Ltd. (b)	0.24%	08/16/12	40,000	39,979,734
Oversea-Chinese Banking Corp. Ltd. (b)	0.25%	08/22/12	60,000	59,965,833
Standard Chartered Bank (b)(c)	0.22%	07/09/12	100,000	99,976,778
Standard Chartered Bank (b)(c)	0.27%	07/03/12	100,000	99,976,000
Standard Chartered Bank (b)(c)	0.27%	09/04/12	150,000	149,893,125
Sumitomo Mitsui Banking Corp. (b)(c)	0.34%	08/02/12	100,000	99,941,444
Sumitomo Mitsui Banking Corp. (b)(c)	0.50%	10/12/12	127,000	126,765,403
United Overseas Bank Funding LLC (b)	0.17%	07/02/12	125,000	124,981,701

				1,587,634,375

Diversified Metals & Mining—0.58%
BHP Billiton Finance USA Ltd. (b)(c)	0.17%	07/10/12	100,000	99,981,583

Household Products—1.55%
Reckitt Benckiser Treasury Services PLC (b)(c)	0.38%	11/06/12	50,000	49,916,611
Reckitt Benckiser Treasury Services PLC (b)(c)	0.45%	11/09/12	50,000	49,899,375
Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	01/16/13	50,000	49,809,167
Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	02/14/13	70,000	69,699,000
Reckitt Benckiser Treasury Services PLC (b)(c)	0.63%	02/05/13	50,000	49,782,125

				269,106,278

Integrated Oil & Gas—0.55%
Total Capital Canada Ltd. (b)(c)	0.15%	06/18/12	95,000	94,993,271

Internet Software & Services—0.14%
Google Inc. (c)	0.22%	06/08/12	25,000	24,998,931

Municipal Commercial Paper—0.35%
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing);
Series 2006 A, Commercial Paper Lease RN (LOC-U.S. Bank N.A.) (d)	0.18%	06/12/12	28,433	28,433,000
Series 2008 A, Commercial Paper Lease RN (LOC-U.S. Bank N.A.) (d)	0.18%	06/12/12	31,690	31,690,000

				60,123,000

Other Diversified Financial Services—0.43%
General Electric Capital Corp.	0.28%	08/01/12	75,000	74,964,417

Packaged Foods & Meats—1.50%
Nestle Capital Corp. (b)(c)	0.11%	06/01/12	110,000	110,000,000
Nestle Finance (Int’l) Ltd. (b)	0.19%	07/17/12	150,000	149,963,583

				259,963,583

Regional Banks—10.94%
ANZ National (Int’l) Ltd. (b)(c)	0.34%	07/05/12	75,000	74,975,917
ANZ National (Int’l) Ltd. (b)(c)	0.50%	08/01/12	100,000	99,915,278
ASB Finance Ltd. (b)(c)	0.59%	07/12/12	98,500	98,434,374
ASB Finance Ltd. (b)(c)	0.68%	06/18/12	150,000	149,951,833
Banque et Caisse d’Epargne de l’Etat (b)	0.19%	06/01/12	150,000	150,000,000
Banque et Caisse d’Epargne de l’Etat (b)	0.36%	08/06/12	50,000	49,967,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks—(continued)
Commonwealth Bank of Australia (b)(c)	0.19%	06/05/12	$50,000	$49,998,944
Commonwealth Bank of Australia (b)(c)	0.20%	06/05/12	85,000	84,998,111
Commonwealth Bank of Australia (b)(c)	0.20%	08/13/12	85,000	84,965,528
Commonwealth Bank of Australia (b)(c)	0.20%	08/17/12	147,000	146,937,117
Commonwealth Bank of Australia (b)(c)	0.30%	11/07/12	95,000	94,874,125
Mitsubishi UFJ Trust & Banking Corp. (b)	0.30%	08/02/12	71,100	71,063,265
Mitsubishi UFJ Trust & Banking Corp. (b)	0.36%	06/07/12	170,000	169,989,800
Mitsubishi UFJ Trust & Banking Corp. (b)	0.36%	06/13/12	100,000	99,988,000
PNC Bank, N.A.	0.21%	07/06/12	170,000	169,965,292
Svenska Handelsbanken, Inc. (b)(c)	0.24%	08/03/12	153,403	153,338,571
Westpac Banking Corp. (b)(c)	0.30%	11/05/12	150,000	149,803,750

				1,899,166,905

Soft Drinks—1.99%
Coca-Cola Co. (c)	0.15%	06/04/12	25,000	24,999,688
Coca-Cola Co. (c)	0.19%	07/03/12	100,000	99,983,111
Coca-Cola Co. (c)	0.21%	08/03/12	80,000	79,970,600
Coca-Cola Co. (c)	0.21%	10/03/12	50,000	49,963,833
Coca-Cola Co. (c)	0.24%	11/01/12	90,000	89,908,200

				344,825,432

Total Commercial Paper (Cost $7,750,554,579)				7,750,554,579

Variable Rate Demand Notes—19.03%(e)

Credit Enhanced—19.03%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.21%	06/01/29	1,000	1,000,000
Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC-Bank of America, N.A.) (d)	0.28%	07/01/38	2,310	2,310,000
Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.13%	10/01/35	10,950	10,950,000
Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC-Bank of America, N.A.) (d)	0.25%	07/01/26	4,200	4,200,000
Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (b)(d)	0.17%	05/15/37	32,750	32,750,000
Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP-FNMA)	0.19%	07/15/28	2,825	2,825,000
Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.15%	07/01/34	23,195	23,195,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.21%	10/01/33	7,705	7,705,000
Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	12/01/33	23,345	23,345,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.18%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (d)	0.22%	12/01/23	6,670	6,670,000
Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.24%	07/01/32	8,080	8,080,000
Baltimore (County of), Maryland (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC-Bank of America, N.A.) (d)	0.26%	09/01/20	1,180	1,180,000
Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia) (b)(d)	0.18%	07/15/21	8,500	8,500,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (d)	0.23%	12/01/28	$1,300	$1,300,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.19%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.17%	12/01/29	4,900	4,900,000
Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.17%	02/01/31	9,305	9,305,000
Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.) (d)	0.49%	07/01/30	3,125	3,125,000
Bridgeton (City of), Missouri Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (d)	0.19%	11/01/37	3,750	3,750,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	07/01/39	25,600	25,600,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	05/01/27	1,850	1,850,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.15%	07/01/41	46,300	46,300,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (d)	0.18%	12/01/21	2,075	2,075,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.23%	07/01/38	1,085	1,085,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.18%	06/15/31	2,010	2,010,000
Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	10/01/32	21,930	21,930,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.17%	12/01/32	2,620	2,620,000
Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC-Bank of America, N.A.) (d)	0.24%	06/01/35	14,350	14,350,000
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.18%	05/15/33	3,175	3,175,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Bank of America, N.A.) (d)	0.25%	01/01/37	55,870	55,870,000
Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC-Northern Trust Co.) (d)	0.18%	01/01/37	17,000	17,000,000
Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	12/01/39	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	01/01/37	35,585	35,585,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	01/01/33	24,975	24,975,000
Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	07/01/22	1,600	1,600,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	11/01/38	3,525	3,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	06/01/33	8,775	8,775,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	04/01/39	5,420	5,420,000
Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC-Bank of America, N.A.) (d)	0.21%	09/01/37	26,435	26,435,000
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC-Royal Bank of Canada) (b)(d)	0.16%	11/15/34	8,100	8,100,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.19%	11/01/28	610	610,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.19%	06/01/15	3,385	3,385,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	03/15/23	$3,700	$3,700,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	01/01/21	8,115	8,115,000
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC-Bank of America, N.A.) (d)	0.25%	07/01/36	6,000	6,000,000
Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	07/01/25	8,055	8,055,000
Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (d)	0.19%	11/01/24	5,460	5,460,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	03/01/19	2,865	2,865,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	08/01/42	17,000	17,000,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.16%	08/01/39	6,970	6,970,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (d)	0.16%	11/01/30	29,100	29,100,000
Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (d)	0.23%	06/01/43	6,000	6,000,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.17%	06/15/25	7,240	7,240,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	09/01/36	3,745	3,745,000
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	07/01/39	19,280	19,280,000
Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	01/01/26	15,500	15,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (d)	0.21%	11/01/30	1,770	1,770,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) (d)	0.32%	03/01/28	860	860,000
District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC-Bank of America, N.A.) (d)	0.25%	10/01/29	17,485	17,485,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	04/01/38	8,500	8,500,000
District of Columbia;
Series 2008 A, Ref. VRD Unlimited Tax GO Bonds (LOC-Bank of America, N.A.) (d)	0.17%	06/01/34	20,000	20,000,000
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC-TD Bank, N.A.) (d)	0.16%	06/01/27	5,900	5,900,000
Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	06/01/27	58,553	58,553,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.22%	08/15/32	4,000	4,000,000
DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.14%	07/01/24	13,060	13,060,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.19%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.24%	07/01/37	3,900	3,900,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	11/01/24	10,000	10,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.17%	03/01/30	39,800	39,800,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	06/01/37	13,385	13,385,000
Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	02/01/35	2,455	2,455,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.17%	11/01/32	3,200	3,200,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.18%	05/15/31	$3,880	$3,879,953
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (d)	0.18%	07/01/33	13,530	13,530,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.) (d)	0.17%	12/01/21	16,300	16,300,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.34%	09/01/41	15,410	15,410,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(d)	0.21%	03/01/21	24,300	24,300,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	06/01/23	4,965	4,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (b)(d)	0.16%	01/01/18	17,505	17,505,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (d)	0.17%	06/01/19	12,035	12,035,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (d)	0.16%	06/01/27	10,000	10,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.19%	11/01/25	4,800	4,800,000
Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (d)	0.17%	06/01/24	25,000	25,000,000
Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC-Northern Trust Co.) (d)	0.16%	11/15/47	2,595	2,595,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	02/15/42	4,800	4,800,000
Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC-U.S. Bank, N.A.) (d)	0.18%	06/01/14	3,990	3,990,000
Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)	0.17%	08/01/32	7,800	7,800,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	01/01/38	3,785	3,785,000
Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (d)	0.16%	11/15/12	8,100	8,100,000
Series 2006 B-3, Ref. VRD Hospital RB (LOC-U.S. Bank, N.A.) (d)	0.15%	11/15/31	42,020	42,020,000
Series 2007 B, VRD Hospital RB (LOC-Bank of Montreal) (b)(d)	0.15%	11/15/37	17,120	17,120,000
Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	10/01/14	3,080	3,080,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (d)	0.16%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	02/01/40	9,500	9,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.) (c)(d)	0.21%	10/01/17	2,350	2,350,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (d)	0.19%	01/01/16	6,405	6,405,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.) (d)	0.18%	09/01/24	1,300	1,300,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	08/01/35	5,060	5,060,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	02/15/35	$7,350	$7,350,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (d)	0.37%	05/01/14	2,300	2,300,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	06/01/29	3,100	3,100,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	08/15/44	10,000	10,000,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.29%	06/01/17	1,129	1,129,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	04/01/39	7,500	7,500,000
Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	04/01/32	17,600	17,600,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	08/01/15	900	900,000
Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC-Bank of America, N.A.) (d)	0.28%	11/01/19	4,700	4,700,000
Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.21%	10/01/32	5,785	5,785,000
Series 2006, VRD RB (LOC-Bank of America, N.A.) (d)	0.22%	10/01/40	2,930	2,930,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (d)	0.52%	11/01/24	100	100,000
Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) (d)	0.18%	01/01/26	8,200	8,200,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC-Northern Trust Co.) (d)	0.12%	02/15/33	10,950	10,950,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.16%	08/15/25	7,237	7,237,000
Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank, N.A.) (d)	0.29%	01/01/29	2,000	2,000,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (d)	0.18%	10/01/33	750	750,000
Illinois (State of) Finance Authority (United Way/Crusade of Mercy, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (d)	0.46%	04/01/27	2,435	2,435,000
Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC-Bank of America, N.A.) (d)	0.29%	08/01/15	2,600	2,600,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.) (d)	0.19%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (d)	0.23%	05/01/42	2,570	2,570,000
Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (d)	0.46%	11/01/27	3,900	3,900,000
Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/32	5,425	5,425,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	08/01/21	14,020	14,020,000
Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (d)	0.16%	07/01/39	49,960	49,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.) (d)	0.23%	01/01/35	3,320	3,320,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	11/01/41	$29,300	$29,300,000
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	11/01/37	18,460	18,460,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (d)	0.14%	11/01/37	5,700	5,700,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.22%	07/01/28	7,100	7,100,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)	0.18%	05/15/38	13,100	13,100,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC-Bank of America, N.A.) (d)	0.25%	02/01/33	4,500	4,500,000
Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (d)	0.20%	11/01/32	1,300	1,300,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.18%	10/15/32	3,970	3,970,000
Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (d)	0.20%	11/01/31	8,320	8,320,000
Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (d)	0.25%	11/01/18	3,155	3,155,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.22%	12/01/34	1,400	1,400,000
Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (d)	0.27%	06/01/22	2,950	2,950,000
Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Topeka) (d)	0.24%	09/01/39	725	725,000
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	05/01/33	7,000	7,000,000
Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (d)	0.21%	12/01/19	600	600,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	12/01/39	11,100	11,100,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.18%	08/02/38	1,850	1,850,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.15%	03/01/38	15,575	15,575,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (d)	0.18%	09/01/28	4,725	4,725,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/26	3,780	3,780,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/14	3,815	3,815,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.18%	05/01/27	4,125	4,125,000
Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	01/01/32	200	200,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	07/01/24	2,000	2,000,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.19%	11/01/28	1,700	1,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (d)	0.19%	07/01/28	2,095	2,095,000
Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	07/01/46	26,400	26,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	07/01/33	3,535	3,535,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program);
Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	04/01/35	$7,500	$7,500,000
Series 1994 D, VRD RB (LOC-Bank of America, N.A.) (c)(d)	0.25%	01/01/29	23,594	23,594,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 C, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	07/01/41	34,000	34,000,000
Series 2008 D, VRD RB (LOC-TD Bank N.A) (d)	0.17%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.) (d)	0.18%	09/01/38	4,800	4,800,000
Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-3, VRD RB (LOC-Northern Trust Co.) (d)	0.13%	10/01/40	13,280	13,280,000
Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC-Bank of America, N.A.) (d)	0.19%	07/01/32	51,960	51,960,000
Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.32%	03/01/15	1,010	1,009,927
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	12/01/46	8,700	8,700,000
Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.) (d)	0.20%	12/01/46	54,800	54,800,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (d)	0.18%	07/01/38	8,600	8,600,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (d)	0.18%	03/01/39	6,445	6,445,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.27%	01/01/44	408	408,000
Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	12/01/26	6,065	6,065,000
Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	09/01/37	5,000	5,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	10/15/30	18,150	18,150,000
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	10/15/30	15,840	15,840,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	10/15/38	22,704	22,704,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	10/15/42	24,785	24,785,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	11/15/39	19,400	19,400,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (d)	0.18%	09/01/40	6,245	6,245,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.18%	01/01/25	2,640	2,640,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.19%	11/15/31	5,000	5,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.20%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	10/01/33	505	505,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (d)	0.19%	08/01/38	3,245	3,245,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.20%	07/01/29	2,480	2,480,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (b)(c)(d)	0.17%	05/01/41	3,000	3,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	01/01/36	$37,500	$37,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (d)	0.16%	05/01/39	6,675	6,675,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	11/01/38	45,600	45,600,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/38	3,750	3,750,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.18%	08/15/31	3,065	3,065,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(d)	0.21%	07/01/38	29,465	29,465,000
Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC-PNC Bank, N.A.) (d)	0.18%	06/01/25	9,070	9,070,000
Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC-Bank of America, N.A.) (d)	0.29%	12/01/41	13,465	13,465,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.19%	07/15/36	7,575	7,574,640
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.18%	02/15/34	425	424,797
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.28%	06/01/28	1,000	1,000,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	12/01/24	3,170	3,170,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (d)	0.19%	09/01/37	1,300	1,300,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.) (d)	0.14%	06/15/32	49,000	49,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (b)(d)	0.15%	11/01/36	9,335	9,335,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.20%	04/01/32	10,700	10,700,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	08/01/36	1,925	1,925,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	04/01/27	2,865	2,865,000
North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (d)	0.24%	01/01/19	7,355	7,355,000
North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	06/01/29	2,160	2,160,000
North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (d)	0.24%	11/01/26	7,825	7,825,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	06/01/17	6,820	6,820,000
North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (d)	0.29%	06/01/31	8,710	8,710,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.17%	11/15/28	900	900,000
North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC-Bank of America, N.A.) (d)	0.26%	11/01/33	3,835	3,835,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	01/01/49	13,000	13,000,000
Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	09/01/34	28,575	28,575,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.19%	11/01/35	2,045	2,045,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)	0.21%	12/01/27	$8,635	$8,635,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)	0.26%	12/01/27	1,790	1,790,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (d)	0.16%	12/01/31	27,285	27,285,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (d)	0.20%	09/01/36	3,770	3,770,000
Olathe (City of), Kansas (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (d)	0.25%	11/01/18	2,035	2,035,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (d)	0.32%	07/01/16	4,710	4,710,000
Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	07/01/32	7,600	7,600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.13%	08/01/34	72,000	72,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.21%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-BMO Harris, N.A.) (d)	0.16%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (d)	0.18%	07/01/32	17,135	17,135,000
Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/30	4,400	4,400,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (d)	0.21%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.25%	08/01/35	1,200	1,200,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.18%	05/01/20	2,650	2,650,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	11/01/34	4,900	4,900,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.16%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (b)(d)	0.18%	12/01/38	53,175	53,175,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	10/01/29	4,300	4,300,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC-Bank of America, N.A.) (d)	0.29%	07/01/27	26,245	26,245,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.) (d)	0.14%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	04/01/16	900	900,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (d)	0.19%	12/01/24	4,000	4,000,000
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC-Bank of America, N.A.) (d)	0.21%	04/01/28	23,310	23,310,000
Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	07/01/26	8,265	8,265,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (d)	0.19%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	09/01/32	4,655	4,655,000
Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	11/01/27	5,340	5,340,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (d)	0.26%	07/01/40	2,480	2,480,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	11/01/25	$5,400	$5,400,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	04/01/26	4,385	4,385,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (d)	0.19%	05/01/19	1,880	1,880,000
Seattle (City of), Washington Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC-Wells Fargo Bank, N.A.) (d)	0.16%	12/01/24	4,670	4,670,000
Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP-FNMA)	0.21%	06/01/25	2,800	2,800,000
Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC-Bank of America, N.A.) (d)	0.25%	07/01/36	6,555	6,555,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.18%	11/15/35	7,565	7,564,952
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.) (d)	0.16%	11/01/32	33,715	33,715,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.) (d)	0.25%	10/01/28	9,410	9,410,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	03/01/28	4,802	4,802,000
South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC-Bank of America, N.A.) (d)	0.24%	01/01/33	9,175	9,175,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (b)(d)	1.08%	12/01/30	11,250	11,250,000
St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC-Bank of America, N.A.) (d)	0.25%	12/01/33	14,070	14,070,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (c)(d)	0.26%	10/01/21	6,745	6,745,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.15%	11/15/43	11,825	11,825,000
St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (d)	0.19%	12/01/40	5,150	5,150,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (c)(d)	0.20%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.18%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(d)	0.21%	03/01/29	4,000	4,000,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(d)	0.22%	03/01/29	1,070	1,070,000
St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	06/01/33	10,500	10,500,000
Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (d)	0.38%	03/01/42	4,530	4,530,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (d)	0.19%	11/15/50	3,500	3,500,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC-Bank of America, N.A.) (d)	0.22%	07/01/47	20,100	20,100,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.18%	05/01/42	5,000	5,000,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.17%	07/01/33	18,205	18,205,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.19%	07/01/41	12,635	12,635,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.20%	06/01/41	12,500	12,500,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.18%	01/15/22	4,930	4,930,000
University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.21%	07/01/26	37,285	37,285,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (d)	0.15%	12/01/31	$4,000	$4,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (d)	0.23%	10/01/34	900	900,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (d)	0.16%	09/01/38	16,100	16,100,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (d)	0.15%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.38%	10/01/24	5,580	5,580,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.18%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	06/01/30	9,700	9,700,000
Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (d)	0.18%	07/01/39	7,300	7,300,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	06/01/18	10,000	10,000,000
Washington (State of) Health Care Facilities Authority (Southwest Washington Medical Center); Series 2008 B, VRD RB (LOC-Bank of America, N.A.) (d)	0.24%	09/01/34	13,330	13,330,000
Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.17%	10/01/30	19,240	19,240,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.20%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.17%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.21%	07/15/32	5,000	5,000,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.21%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.18%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.17%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (d)	0.17%	10/01/19	2,815	2,815,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.19%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (d)	0.20%	05/01/28	2,525	2,525,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	04/01/43	20,100	20,100,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (d)	0.17%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC-Bank of America, N.A.) (d)	0.22%	04/01/34	4,590	4,590,000
Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC-Bank of America, N.A.) (d)	0.22%	09/01/37	3,000	3,000,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (d)	0.18%	04/01/22	7,180	7,180,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	12/01/24	7,325	7,325,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (d)	0.20%	12/01/38	4,265	4,265,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	11/01/34	$15,000	$15,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.15%	08/15/34	44,400	44,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.21%	06/01/37	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	04/01/35	9,800	9,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	06/01/39	9,190	9,190,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.36%	06/01/25	1,740	1,740,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	12/01/36	10,700	10,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.16%	01/15/36	32,355	32,355,000
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	12/01/33	26,000	26,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.14%	06/01/39	16,000	16,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.22%	12/01/26	5,410	5,410,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.22%	08/01/30	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.21%	05/01/30	3,000	3,000,000
Wright (City of), Missouri (Watlow Process Systems); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (d)	0.33%	04/01/32	1,700	1,700,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.) (d)	0.25%	05/01/33	800	800,000

Total Variable Rate Demand Notes (Cost $3,301,696,269)				3,301,696,269

Certificates of Deposit—16.89%
Bank of Montreal	0.34%	06/12/12	200,000	200,000,000
Bank of Nova Scotia (f)	0.32%	12/05/12	60,000	60,000,000
Bank of Nova Scotia (f)	0.38%	01/04/13	50,000	50,000,000
Bank of Nova Scotia (f)	0.39%	08/21/12	100,000	100,000,000
Bank of Nova Scotia (f)	0.42%	07/12/12	100,000	100,000,000
Bank of Nova Scotia (f)	0.55%	07/11/13	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.35%	08/10/12	240,000	240,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.37%	06/26/12	55,000	55,000,000
Barclays Bank PLC (f)	0.40%	06/15/12	450,000	450,000,000
Canadian Imperial Bank of Commerce	0.33%	06/19/12	200,000	200,000,000
National Australia Bank Ltd. (United Kingdom) (b)	0.37%	09/14/12	100,000	100,000,000
National Australia Bank Ltd. (f)	0.47%	06/08/12	175,000	175,000,000
Nordea Bank Finland PLC (f)	0.67%	07/05/12	75,950	75,963,412
Rabobank Nederland (Cayman Islands) (b)	0.18%	06/01/12	200,000	200,000,000
Standard Chartered Bank (United Kingdom) (b)	0.27%	08/02/12	225,000	224,897,378
Svenska Handelsbanken A.B. (Cayman Islands) (b)	0.17%	06/01/12	524,858	524,857,767
Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $2,930,718,557)				2,930,718,557

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Bonds & Notes—7.65%
American Honda Finance Corp., Sr. Unsec. Notes (b)(c)(f)	0.72%	12/19/12	$150,000	$150,000,000
General Electric Capital Corp., Sr. Unsec. Global Notes	2.80%	01/08/13	65,000	65,797,129
JPMorgan Chase Bank N.A., Sr. Unsec. Notes (f)	0.50%	06/07/13	200,000	200,000,000
Kimberly-Clark Corp., Sr. Unsec. Notes (c)	4.03%	12/19/12	110,000	112,187,403
Rabobank Nederland, Sr. Unsec. Notes (b)(c)(f)	0.61%	12/14/12	50,000	50,000,000
Royal Bank of Canada, Sr. Unsec. Notes (b)(c)(f)	0.52%	07/01/13	200,000	200,000,000
Svenska Handelsbanken A.B., Unsec. Notes (b)(c)(f)	0.51%	12/07/12	150,000	150,000,000
Toyota Motor Credit Corp.,
Unsec. Medium-Term Notes (b)(f)	0.67%	01/11/13	150,000	150,000,000
Sr. Unsec. Medium-Term Notes (b)(f)	0.89%	01/15/13	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes (b)(c)(f)	0.55%	07/05/13	150,000	150,000,000

Total Other Bonds & Notes (Cost $1,327,984,532)				1,327,984,532

U.S. Treasury Securities—3.75%

U.S. Treasury Bills—3.75%(a)
U.S. Treasury Bills	0.11%	10/04/12	300,000	299,889,583
U.S. Treasury Bills	0.14%	10/04/12	150,000	149,927,083
U.S. Treasury Bills	0.13%	01/10/13	200,000	199,842,042

Total U.S. Treasury Securities (Cost $649,658,708)				649,658,708

TOTAL INVESTMENTS (excluding Repurchase Agreements)—91.98% (Cost $15,960,612,645)				15,960,612,645

			Repurchase
			Amount

Repurchase Agreements—7.95%(g)
BNP Paribas Securities Corp., Joint term agreement dated 05/18/12, aggregate maturing value $300,049,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 3.00%-5.50%, 04/01/22-05/01/42) (h)	0.21%	06/18/12	225,036,750	225,000,000
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed Securities & Corporate obligations valued at $518,917,931; 0%-7.50%, 05/23/14-12/20/54) (b)(f)(i)	0.42%	—	—	495,000,000
Societe Generale, Joint term agreement dated 05/17/12, aggregate maturing value $325,108,333 (collateralized by U.S. Government sponsored agency obligations valued at $331,500,742; 0%-6.50%,07/15/12-01/01/41) (h)	0.20%	07/17/12	225,075,000	225,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/12, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.03%-6.50%, 12/01/21-06/01/42)	0.21%	06/01/12	147,617,188	147,616,327
Wells Fargo Securities, LLC, Joint term agreement dated 05/23/12, aggregate maturing value of $300,193,167 (collateralized by Corporate obligations valued at $315,000,000; 0%-7.89%, 06/18/12-06/25/47)	0.38%	07/23/12	287,184,796	287,000,000

Total Repurchase Agreements (Cost $1,379,616,327)				1,379,616,327

TOTAL INVESTMENTS(j)(k)—99.93% (Cost $17,340,228,972)				17,340,228,972

OTHER ASSETS LESS LIABILITIES—0.07%				12,753,619

NET ASSETS—100.00%				$17,352,982,591

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
Gtd.	—	Guaranteed
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
Unsec.	—	Unsecured
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Australia: 10.1%; United Kingdom: 8.3%; Japan: 7.3%; other countries less than 5% each: 20.7%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $7,360,563,982, which represented 42.42% of the Fund’s Net Assets.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)	Also represents cost for federal income tax purposes.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	5.1%

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2012
(Unaudited)
STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—65.47%(a)

Asset-Backed Securities — Commercial Loans/Leases—5.21%
Atlantis One Funding Corp. (b)(c)	0.21%	07/23/12	$105,000	$104,968,150
Atlantis One Funding Corp. (b)(c)	0.22%	07/03/12	40,000	39,992,178

				144,960,328

Asset-Backed Securities — Consumer Receivables—16.67%
Bryant Park Funding LLC (c)	0.17%	06/12/12	125,000	124,993,507
Salisbury Receivables Co. LLC (c)	0.24%	07/06/12	70,000	69,983,667
Salisbury Receivables Co. LLC (c)	0.24%	07/13/12	65,000	64,981,800
Sheffield Receivables Corp. (c)	0.22%	07/16/12	145,000	144,960,125
Thunder Bay Funding, LLC (c)	0.15%	06/20/12	59,000	58,995,329

				463,914,428

Asset-Backed Securities — Fully Supported—7.18%
Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.28%	07/10/12	100,000	99,969,667
Straight-A Funding LLC (CEP-Federal Financing Bank) (c)	0.13%	06/04/12	50,000	49,999,458
Straight-A Funding LLC (CEP-Federal Financing Bank) (c)	0.15%	07/27/12	50,000	49,988,333

				199,957,458

Asset-Backed Securities — Fully Supported Bank—16.08%
Gemini Securitization Corp., LLC (CEP-Deutsche Bank AG) (b)(c)	0.22%	06/22/12	153,000	152,980,365
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.17%	06/01/12	50,000	50,000,000
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.19%	07/27/12	74,500	74,477,981
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.18%	06/21/12	35,000	34,996,500
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.24%	07/06/12	66,000	65,984,600
Working Capital Management L.P. (b)(c)	0.24%	06/21/12	30,000	29,996,000
Working Capital Management L.P. (b)(c)	0.24%	06/22/12	39,325	39,319,495

				447,754,941

Asset-Backed Securities — Multi-Purpose—5.39%
Nieuw Amsterdam Receivables Corp. (b)(c)	0.26%	07/03/12	150,000	149,965,333

Asset-Backed Securities — Securities—2.84%
Solitaire Funding Ltd./LLC (b)(c)	0.27%	07/09/12	79,000	78,977,485

Diversified Banks—10.31%
Oversea-Chinese Banking Corp. Ltd. (b)	0.19%	07/11/12	140,000	139,970,444
Sumitomo Mitsui Banking Corp. (b)(c)	0.23%	07/20/12	47,000	46,985,286
Sumitomo Mitsui Banking Corp. (b)(c)	0.23%	07/23/12	100,000	99,966,778

				286,922,508

Regional Banks—1.79%
Banque et Caisse d’Epargne de l’Etat (b)	0.28%	07/13/12	50,000	49,983,667

Total Commercial Paper (Cost $1,822,436,148)				1,822,436,148

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes—18.15%(d)

Credit Enhanced—18.15%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.21%	06/01/29	$2,655	$2,655,000
Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (b)(e)	0.17%	05/15/37	23,000	23,000,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (c)(e)	0.18%	10/01/25	4,185	4,185,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.23%	12/01/28	2,900	2,900,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (e)	0.18%	11/01/40	2,740	2,740,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.16%	06/01/37	13,700	13,700,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.16%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (e)	0.16%	01/01/33	2,315	2,315,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.15%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (e)	0.18%	03/01/34	2,400	2,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (e)	0.22%	08/01/15	2,200	2,200,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.16%	04/01/38	31,500	31,500,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	10/01/32	7,925	7,925,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.17%	12/01/28	5,965	5,965,000
Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (b)(e)	0.16%	01/01/18	4,960	4,960,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (e)	0.19%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.16%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (e)	0.19%	01/01/16	6,590	6,590,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	08/01/28	12,175	12,175,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	08/15/25	2,430	2,430,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2011 E, VRD Hospital RB (LOC-Bank of America, N.A.) (e)	0.15%	03/01/36	48,725	48,725,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	02/01/39	3,700	3,700,000
Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (e)	0.20%	11/01/32	1,200	1,200,000
Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (e)	0.20%	11/01/31	8,145	8,145,000
Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (e)	0.27%	06/01/22	5,040	5,040,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.18%	07/15/33	3,830	3,830,000
Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (e)	0.21%	12/01/19	7,535	7,535,000
Massachusetts (State of) Development Finance Agency (Boston University Issue); Series 2008 U-1, VRD RB (LOC-Bank of Nova Scotia) (b)(e)	0.13%	10/01/40	11,000	11,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (e)	0.19%	10/01/38	$7,080	$7,080,000
Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.22%	06/01/37	14,566	14,566,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	10/15/30	2,000	2,000,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	10/15/38	7,003	7,003,000
Michigan (State of) Strategic Fund (Consumers Energy Co.); Series 2008, Ref. VRD Limited Obligation RB (LOC-Bank of Nova Scotia) (b)(e)	0.15%	04/15/18	5,700	5,700,000
Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC-Bank of America, N.A.) (e)	0.22%	10/01/17	500	500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (e)	0.18%	06/01/35	5,590	5,590,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (e)	0.16%	05/01/26	4,450	4,450,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(e)	0.21%	07/01/38	13,099	13,099,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.18%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (e)	0.28%	06/01/28	2,250	2,250,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (e)	0.19%	01/01/18	2,100	2,100,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	01/01/24	30,500	30,500,000
New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.) (e)	0.16%	04/01/32	5,600	5,600,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.20%	04/01/32	2,700	2,700,000
Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC-Bank of America, N.A.) (e)	0.27%	07/01/34	1,000	1,000,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.17%	09/01/27	6,465	6,465,000
North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (e)	0.29%	06/01/31	810	810,000
North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.17%	11/15/28	9,815	9,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.18%	06/01/23	6,310	6,310,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	12/01/37	800	800,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.21%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan -J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	03/01/19	2,590	2,590,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (e)	0.18%	05/01/34	3,000	3,000,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (b)(e)	0.18%	12/01/38	20,750	20,750,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (b)(e)	0.18%	03/01/36	11,000	11,000,000
Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	11/01/25	3,400	3,400,000
San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.22%	12/01/27	100	100,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.18%	08/01/35	$6,725	$6,725,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	06/01/30	11,100	11,100,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.15%	11/15/39	14,000	14,000,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (e)	0.17%	06/01/35	5,680	5,680,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.19%	09/15/20	2,780	2,780,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	12/01/36	7,000	7,000,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	03/01/36	6,145	6,145,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.24%	12/01/32	2,465	2,465,000
Total Variable Rate Demand Notes (Cost $505,083,000)				505,083,000

Certificates of Deposit—10.49%
Mitsubishi UFJ Trust & Banking Corp.	0.23%	07/09/12	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.23%	07/27/12	145,000	145,000,000
Mizuho Corporate Bank, Ltd.	0.23%	07/20/12	47,000	47,000,000

Total Certificates of Deposit (Cost $292,000,000)				292,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—94.11% (Cost $2,619,519,148)				2,619,519,148

			Repurchase
			Amount
Repurchase Agreements—5.81%(f)
Credit Suisse Securities (USA) LLC, Joint agreement dated 05/31/12, aggregate maturing value of $100,000,750 (collateralized by Corporate obligations valued at $105,004,929; 0%, 09/15/16) (b)	0.27%	06/01/12	93,500,701	93,500,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/12, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.03%-6.50%, 12/01/21-06/01/42)	0.21%	06/01/12	68,221,203	68,220,805

Total Repurchase Agreements (Cost $161,720,805)				161,720,805

TOTAL INVESTMENTS(g)(h)—99.92% (Cost $2,781,239,953)				2,781,239,953

OTHER ASSETS LESS LIABILITIES—0.08%				2,276,592

NET ASSETS—100.00%				$2,783,516,545

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 10.6%; Germany: 9.9%; United Kingdom: 7.9%; Japan: 7.8%; Canada: 5.5%; Singapore: 5.0%; other countries less than 5% each: 5.2%.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $1,636,667,037, which represented 58.80% of the Fund’s Net Assets.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Deutsche Bank AG	6.3%

Bank of Nova Scotia	5.1

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2012
(Unaudited)
Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities—47.97%

U.S. Treasury Bills—41.22%(a)
U.S. Treasury Bills	0.06%	07/05/12	$250,000	$249,985,243
U.S. Treasury Bills	0.09%	07/05/12	150,000	149,986,967
U.S. Treasury Bills	0.06%	07/12/12	390,000	389,974,717
U.S. Treasury Bills	0.06%	07/19/12	250,000	249,980,000
U.S. Treasury Bills	0.07%	07/19/12	290,000	289,972,933
U.S. Treasury Bills	0.08%	07/19/12	250,000	249,973,333
U.S. Treasury Bills	0.07%	07/26/12	150,000	149,985,104
U.S. Treasury Bills	0.08%	07/26/12	190,000	189,976,052
U.S. Treasury Bills	0.10%	07/26/12	150,000	149,978,229
U.S. Treasury Bills	0.11%	07/26/12	150,000	149,974,562
U.S. Treasury Bills	0.11%	08/02/12	150,000	149,971,325
U.S. Treasury Bills	0.10%	08/09/12	200,000	199,963,583
U.S. Treasury Bills	0.11%	08/09/12	150,000	149,968,375
U.S. Treasury Bills	0.09%	08/16/12	250,000	249,951,181
U.S. Treasury Bills	0.12%	08/16/12	150,000	149,962,792
U.S. Treasury Bills	0.09%	08/23/12	285,000	284,942,505
U.S. Treasury Bills	0.11%	08/23/12	150,000	149,961,958
U.S. Treasury Bills	0.12%	08/23/12	150,000	149,958,154
U.S. Treasury Bills	0.09%	08/30/12	400,000	399,910,000
U.S. Treasury Bills	0.14%	09/06/12	295,000	294,891,104
U.S. Treasury Bills	0.15%	09/13/12	100,000	99,956,667
U.S. Treasury Bills	0.10%	10/04/12	200,000	199,928,820
U.S. Treasury Bills	0.11%	10/04/12	250,000	249,902,344
U.S. Treasury Bills	0.14%	10/04/12	100,000	99,950,347
U.S. Treasury Bills	0.15%	10/11/12	150,000	149,920,250
U.S. Treasury Bills	0.14%	10/11/12	150,000	149,921,625
U.S. Treasury Bills	0.13%	10/18/12	250,000	249,874,514
U.S. Treasury Bills	0.13%	10/25/12	150,000	149,922,438
U.S. Treasury Bills	0.13%	11/01/12	150,000	149,915,212
U.S. Treasury Bills	0.14%	11/08/12	250,000	249,843,556
U.S. Treasury Bills	0.14%	11/15/12	150,000	149,900,844
U.S. Treasury Bills	0.11%	01/10/13	100,000	99,934,958

				6,398,239,692

U.S. Treasury Notes—6.75%
U.S. Treasury Notes	0.63%	07/31/12	250,000	250,219,943
U.S. Treasury Notes	1.75%	08/15/12	150,000	150,502,232
U.S. Treasury Notes	0.38%	08/31/12	365,000	365,220,987
U.S. Treasury Notes	4.00%	11/15/12	100,000	101,755,665
U.S. Treasury Notes	0.50%	11/30/12	180,000	180,287,738

				1,047,986,565

Total U.S. Treasury Securities (Cost $7,446,226,257)				7,446,226,257

TOTAL INVESTMENTS (excluding Repurchase Agreements)—47.97% (Cost $7,446,226,257)				7,446,226,257

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—52.03%(b)
Bank of Montreal, Agreement dated 05/31/12, maturing value $500,002,639 (collateralized by U.S. Treasury obligations valued at $510,000,060; 0%-2.50%, 08/02/12-02/15/42)	0.19%	06/01/12	$500,002,639	$500,000,000
Bank of Montreal, Term agreement dated 05/16/12, maturing value of $500,062,500 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-2.38%, 09/20/12-08/15/21) (c)	0.15%	06/15/12	500,062,500	500,000,000
Barclays Capital Inc., Joint agreement dated 05/31/12, maturing value of $445,002,225 (collateralized by U.S. Treasury obligations valued at $453,900,111; 0.25%-3.63%, 04/30/14-02/15/20)	0.18%	06/01/12	239,828,882	239,827,683
Barclays Capital Inc., Term agreement dated 05/30/12, maturing value $500,118,611 (collateralized by U.S. Treasury obligations valued at 510,000,015; 0.13%-5.25%, 04/15/13-02/15/29) (c)	0.14%	07/30/12	500,118,611	500,000,000
BNP Paribas Securities Corp., Agreement dated 05/31/12, maturing value $195,001,029 (collateralized by U.S. Treasury obligations valued at $198,900,037; 0%-0.38%, 05/02/13-04/15/15)	0.19%	06/01/12	195,001,029	195,000,000
BNP Paribas Securities Corp., Term agreement dated 05/18/12, maturing value $500,081,806 (collateralized by U.S. Treasury obligations valued at $510,000,150; 1.75%-2.13%, 01/15/28-02/15/40) (c)	0.19%	06/18/12	500,081,806	500,000,000
CIBC World Markets Corp., Agreement dated 05/31/12, maturing value of $100,000,528 (collateralized by U.S. Treasury obligations valued at $102,000,715; 0.25%-3.13%, 08/31/12-05/15/42)	0.19%	06/01/12	100,000,528	100,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 05/31/12, maturing value of $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,073; 3.75%, 08/15/41)	0.18%	06/01/12	250,001,250	250,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 05/31/12, maturing value of $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,002,284; 0%, 05/15/13-02/15/42)	0.18%	06/01/12	250,001,250	250,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 05/11/12, maturing value of $300,037,333 (collateralized by U.S. Treasury obligations valued at $306,000,782; 0%, 11/15/37-05/15/40)	0.14%	06/12/12	300,037,333	300,000,000
Deutsche Bank Securities Inc., Agreement dated 05/31/12, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,001; 1.25%-6.13%, 04/30/19-11/15/27)	0.20%	06/01/12	500,002,778	500,000,000
Deutsche Bank Securities Inc., Term agreement dated 05/10/12, maturing value of $500,062,222 (collateralized by U.S. Treasury obligations valued at $510,000,095; 0.13%-8.50%, 08/31/12-05/15/42) (c)	0.14%	06/11/12	500,062,222	500,000,000
HSBC Securities (USA) Inc., Agreement dated 05/31/12, maturing value $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,002,450; 0%-11.25%, 07/05/12-02/15/15)	0.18%	06/01/12	500,002,500	500,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 05/31/12, maturing value $382,073,563 (collateralized by U.S. Treasury obligations valued at $389,713,168; 1.13%, 05/31/19)	0.18%	06/01/12	382,073,563	382,071,653
Morgan Stanley, Agreement dated 05/31/12, maturing value $200,001,000 (collateralized by U.S. Treasury obligations valued at $204,000,057; 3.63%-4.50%, 02/15/20-05/15/41)	0.18%	06/01/12	200,001,000	200,000,000
RBC Capital Markets Corp., Term agreement dated 05/23/12, maturing value $750,114,375 (collateralized by U.S. Treasury obligations valued at $765,000,076; 0%-11.25%, 06/07/12-05/15/42) (c)	0.09%	07/23/12	750,114,375	750,000,000
RBS Securities Inc., Joint agreement dated 05/31/12, maturing value $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,007,551; 0.75%-3.88%, 01/15/25-02/15/42)	0.18%	06/01/12	451,002,255	451,000,000
RBS Securities Inc., Term agreement dated 05/23/12, maturing value $500,045,833 (collateralized by U.S. Treasury obligations valued at $510,001,049; 1.38%-3.63%, 01/15/17-02/15/41) (c)	0.11%	06/22/12	500,045,833	500,000,000
Societe Generale, Agreement dated 05/31/12, maturing value $460,002,300 (collateralized by U.S. Treasury obligations valued at $469,200,110; 2.63%-3.50%, 04/30/18-05/15/20)	0.18%	06/01/12	460,002,300	460,000,000
Societe Generale, Term agreement dated 05/09/12, maturing value $250,063,542 (collateralized by U.S. Treasury obligations valued at $255,000,086; 0.13%-2.38%, 04/15/13-02/15/42) (c)	0.15%	07/09/12	250,063,542	250,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—(continued)
Wells Fargo Securities, LLC, Agreement dated 05/31/12, maturing value of $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,098; 0%-4.88%, 06/30/12-02/15/41)	0.18%	06/01/12	$250,001,250	$250,000,000

Total Repurchase Agreements (Cost $8,077,899,336)				8,077,899,336

TOTAL INVESTMENTS(d)—100.00% (Cost $15,524,125,593)				15,524,125,593

OTHER ASSETS LESS LIABILITIES—0.00%				126,046

NET ASSETS—100.00%				$15,524,251,639

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Principal amount equals value at period end. See Note 1D.

(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(d)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2012
(Unaudited)
Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—67.03%

Federal Farm Credit Bank (FFCB)—9.98%
Bonds (a)	0.21%	07/19/12	$80,000	$80,000,000
Bonds (a)	0.26%	08/08/12	52,920	52,918,004
Bonds (a)	0.27%	08/15/12	80,000	79,998,361
Bonds (a)	0.23%	08/17/12	80,000	79,994,877
Bonds (a)	0.23%	09/28/12	80,000	80,000,000
Bonds (a)	0.19%	10/19/12	65,000	65,000,000
Bonds (a)	0.25%	01/22/13	80,000	79,979,191
Bonds (a)	0.15%	02/14/13	50,000	49,989,217
Bonds (a)	0.18%	03/08/13	50,000	49,992,218
Bonds (a)	0.20%	04/02/13	50,000	50,000,000
Disc. Notes (b)	0.09%	08/03/12	75,000	74,988,187
Disc. Notes (b)	0.11%	09/14/12	25,000	24,991,979

				767,852,034

Federal Home Loan Bank (FHLB)—27.00%
Unsec. Bonds	0.25%	07/11/12	50,000	50,006,561
Unsec. Bonds (a)	0.22%	07/13/12	95,000	94,999,455
Unsec. Bonds (a)	0.23%	07/13/12	60,000	60,000,000
Unsec. Bonds	0.25%	07/16/12	50,000	50,007,391
Unsec. Bonds (a)	0.22%	07/19/12	80,000	80,000,000
Unsec. Bonds	0.12%	08/16/12	50,000	50,002,976
Unsec. Bonds	0.22%	08/23/12	103,270	103,294,549
Unsec. Bonds	0.22%	08/24/12	50,000	50,012,493
Unsec. Bonds (a)	0.26%	09/17/12	80,000	79,995,220
Unsec. Bonds (a)	0.22%	04/09/13	60,000	60,000,000
Unsec. Disc. Notes (b)	0.16%	06/15/12	40,000	39,997,511
Unsec. Disc. Notes (b)	0.11%	07/05/12	75,000	74,992,562
Unsec. Disc. Notes (b)	0.07%	07/06/12	60,000	59,996,033
Unsec. Disc. Notes (b)	0.10%	07/11/12	75,000	74,991,667
Unsec. Disc. Notes (b)	0.10%	07/18/12	100,000	99,986,944
Unsec. Disc. Notes (b)	0.09%	07/20/12	40,000	39,995,372
Unsec. Disc. Notes (b)	0.10%	07/20/12	50,000	49,993,194
Unsec. Disc. Notes (b)	0.12%	07/20/12	50,000	49,992,174
Unsec. Disc. Notes (b)	0.12%	07/27/12	50,000	49,991,055
Unsec. Disc. Notes (b)	0.12%	08/01/12	94,500	94,481,586
Unsec. Disc. Notes (b)	0.12%	08/03/12	43,100	43,091,326
Unsec. Disc. Notes (b)	0.12%	08/08/12	50,000	49,989,139
Unsec. Disc. Notes (b)	0.12%	08/10/12	75,000	74,983,229
Unsec. Disc. Notes (b)	0.12%	08/15/12	56,370	56,356,495
Unsec. Disc. Notes (b)	0.12%	08/17/12	75,000	74,981,552
Unsec. Disc. Notes (b)	0.16%	10/03/12	50,000	49,972,444
Unsec. Disc. Notes (b)	0.16%	10/10/12	65,000	64,962,155
Unsec. Disc. Notes (b)	0.16%	10/24/12	50,000	49,968,785
Unsec. Global Bonds	0.07%	07/18/12	50,000	49,997,992
Unsec. Global Bonds (a)	0.21%	07/19/12	75,000	74,998,525
Unsec. Global Bonds (a)	0.26%	08/28/12	80,000	80,000,000
Unsec. Global Bonds	0.16%	10/19/12	45,000	44,996,045
Unsec. Global Bonds	0.19%	10/26/12	50,000	50,008,643

				2,077,043,073

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)—18.59%
Unsec. Disc. Notes (b)	0.10%	07/06/12	$50,000	$49,995,139
Unsec. Disc. Notes (b)	0.10%	07/09/12	50,000	49,994,722
Unsec. Disc. Notes (b)	0.07%	07/10/12	100,000	99,992,416
Unsec. Disc. Notes (b)	0.07%	07/12/12	50,000	49,996,014
Unsec. Disc. Notes (b)	0.10%	07/16/12	50,000	49,993,750
Unsec. Disc. Notes (b)	0.11%	07/16/12	50,000	49,993,125
Unsec. Disc. Notes (b)	0.69%	07/16/12	40,000	39,995,500
Unsec. Disc. Notes (b)	0.13%	07/16/12	50,000	49,995,000
Unsec. Disc. Notes (b)	0.12%	07/17/12	60,000	59,990,800
Unsec. Disc. Notes (b)	0.12%	07/24/12	50,000	49,991,167
Unsec. Disc. Notes (b)	0.15%	08/06/12	50,000	49,986,250
Unsec. Disc. Notes (b)	0.11%	08/08/12	40,000	39,991,689
Unsec. Disc. Notes (b)	0.14%	08/14/12	50,000	49,985,611
Unsec. Disc. Notes (b)	0.07%	08/17/12	25,000	24,996,257
Unsec. Disc. Notes (b)	1.51%	08/20/12	40,000	39,993,778
Unsec. Disc. Notes (b)	0.11%	10/01/12	50,000	49,981,361
Unsec. Disc. Notes (b)	0.10%	10/02/12	50,000	49,982,917
Unsec. Disc. Notes (b)	0.11%	10/03/12	90,000	89,965,900
Unsec. Disc. Notes (b)	0.11%	10/04/12	50,000	49,980,903
Unsec. Disc. Notes (b)	0.13%	10/09/12	55,715	55,688,845
Unsec. Disc. Notes (b)	0.16%	10/09/12	50,000	49,971,111
Unsec. Disc. Notes (b)	0.18%	10/09/12	50,000	49,968,403
Unsec. Disc. Notes (b)	0.16%	11/19/12	50,000	49,962,950
Unsec. Disc. Notes (b)	0.15%	11/13/12	50,000	49,965,625
Unsec. Disc. Notes (b)	0.15%	11/26/12	50,000	49,962,175
Unsec. Global Notes	1.13%	07/27/12	65,000	65,099,483
Unsec. Global Notes	0.52%	11/26/12	65,000	65,104,551

				1,430,525,442

Federal National Mortgage Association (FNMA)—11.46%
Unsec. Disc. Notes (b)	0.08%	07/11/12	50,000	49,995,833
Unsec. Disc. Notes (b)	0.11%	07/11/12	65,000	64,992,056
Unsec. Disc. Notes (b)	0.12%	07/11/12	50,000	49,993,333
Unsec. Disc. Notes (b)	0.06%	07/12/12	50,000	49,996,583
Unsec. Disc. Notes (b)	0.13%	07/16/12	60,000	59,990,250
Unsec. Disc. Notes (b)	0.08%	07/18/12	50,000	49,995,104
Unsec. Disc. Notes (b)	0.11%	07/18/12	26,995	26,991,123
Unsec. Disc. Notes (b)	0.13%	08/08/12	25,000	24,993,861
Unsec. Disc. Notes (b)	0.10%	08/22/12	75,000	74,982,917
Unsec. Disc. Notes (b)	0.14%	10/03/12	50,000	49,975,889
Unsec. Disc. Notes (b)	0.15%	10/31/12	25,000	24,984,167
Unsec. Disc. Notes (b)	0.11%	11/01/12	50,000	49,976,625
Unsec. Disc. Notes (b)	0.15%	11/21/12	50,000	49,963,958
Unsec. Global Notes (a)	0.23%	07/26/12	179,760	179,776,869
Unsec. Global Notes	1.13%	07/30/12	75,000	75,120,893

				881,729,461

Total U.S. Government Sponsored Agency Securities (Cost $5,157,150,010)				5,157,150,010

TOTAL INVESTMENTS (excluding Repurchase Agreements)—67.03% (Cost $5,157,150,010)				5,157,150,010

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—32.97%(c)
Bank of Montreal, Term agreement dated 05/18/12, maturing value of $350,169,167 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,033; 0%-2.22%, 06/06/12-11/22/17) (d)	0.20%	08/16/12	$350,169,167	$350,000,000
Barclays Capital Inc., Joint agreement dated 05/31/12, aggregate maturing value of $445,002,225 (collateralized by U.S. Treasury obligations valued at $453,900,111; 0.25%-3.63%, 04/30/14-02/15/20)	0.18%	06/01/12	89,714,223	89,713,774
Barclays Capital Inc., Joint term agreement dated 05/30/12, aggregate maturing value $425,115,222 (collateralized by U.S. Government sponsored agency obligations valued at $433,500,327; 0%-3.68%, 07/15/12-04/15/30) (d)	0.16%	07/30/12	350,094,889	350,000,000
BNP Paribas Securities Corp., Joint agreement dated 05/31/12, aggregate maturing value $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,650; 0%-2.38%, 09/17/12-01/13/22)	0.20%	06/01/12	165,000,917	165,000,000
BNP Paribas Securities Corp., Term agreement dated 05/18/12, maturing value $100,017,222 (collateralized by U.S. Government sponsored agency obligations valued at $102,004,659; 0.42%-1.30%, 05/23/14-05/10/17) (d)	0.20%	06/18/12	100,017,222	100,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/31/12, aggregate maturing value of $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,065; 4.50%, 07/15/13-01/15/14)	0.19%	06/01/12	165,000,871	165,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 05/31/12, aggregate maturing value of $100,000,528 (collateralized by U.S. Government sponsored agency obligations valued at $102,001,831; 8.63%-8.88%, 01/15/30-04/15/30)	0.19%	06/01/12	15,000,079	15,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/31/12, aggregate maturing value of $125,131,806 (collateralized by U.S. Government sponsored agency obligations valued at $127,633,698; 0%-4.75%, 08/29/12-05/10/17)	0.21%	06/01/12	26,131,228	26,131,076
Deutsche Bank Securities Inc., Term agreement dated 05/10/12, maturing value of $400,053,333 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,545; 0%-7.25%, 06/08/12-09/15/60) (d)	0.15%	06/11/12	400,053,333	400,000,000
Goldman, Sachs & Co., Joint agreement dated 05/31/12, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,614; 1.00%-5.00%, 09/23/13-06/29/17)	0.19%	06/01/12	390,002,058	390,000,000
RBS Securities Inc., Agreement dated 05/31/12, maturing value $100,000,556 (collateralized by U.S. Government sponsored agency obligations valued at $102,001,455; 0%-4.88%, 07/26/12-06/08/18)	0.20%	06/01/12	100,000,556	100,000,000
RBS Securities Inc., Joint term agreement dated 05/23/12, aggregate maturing value $300,030,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,109; 0%-9.38%, 07/15/12-09/15/39) (d)	0.12%	06/22/12	250,025,000	250,000,000
Societe Generale, Joint agreement dated 05/31/12, aggregate maturing value $150,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,462; 0%-5.88%, 08/30/12-04/01/36)	0.20%	06/01/12	136,000,756	136,000,000

Total Repurchase Agreements (Cost $2,536,844,850)				2,536,844,850

TOTAL INVESTMENTS(e)—100.00% (Cost $7,693,994,860)				7,693,994,860

OTHER ASSETS LESS LIABILITIES—0.00%				182,827

NET ASSETS—100.00%				$7,694,177,687

Investment Abbreviations:

Disc.	—	Discounted
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Principal amount equals value at period end. See Note 1D.

(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(e)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2012
(Unaudited)
Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—87.08%

Federal Farm Credit Bank (FFCB)—11.88%
Bonds (a)	0.23%	09/28/12	$10,000	$10,000,000
Bonds (a)	0.21%	07/19/12	5,000	5,000,000
Bonds (a)	0.22%	08/03/12	20,000	19,999,825
Bonds (a)	0.27%	08/15/12	5,000	4,999,898
Bonds (a)	0.26%	08/20/12	4,925	4,925,438
Bonds (a)	0.19%	10/19/12	15,000	15,000,000
Bonds (a)	0.31%	10/22/12	15,000	15,008,318
Bonds (a)	0.18%	03/08/13	10,000	9,998,444
Bonds (a)	0.30%	04/11/13	15,000	15,013,034
Disc. Notes (b)	0.06%	06/08/12	10,000	9,999,883
Disc. Notes (b)	0.08%	08/20/12	5,000	4,999,111
Disc. Notes (b)	0.07%	08/28/12	5,000	4,999,144
Disc. Notes (b)	0.08%	09/04/12	5,000	4,998,944

				124,942,039

Federal Home Loan Bank (FHLB)—73.77%
Unsec. Bonds	0.15%	06/07/12	10,000	10,000,042
Unsec. Bonds (a)	0.22%	07/13/12	10,000	9,999,943
Unsec. Bonds (a)	0.22%	07/19/12	5,000	5,000,000
Unsec. Bonds (a)	0.26%	09/17/12	5,000	4,999,701
Unsec. Bonds (a)	0.19%	10/25/12	15,000	15,003,126
Unsec. Bonds (a)	0.22%	04/09/13	15,000	15,000,000
Unsec. Disc. Notes (b)	0.01%	06/01/12	200,000	200,000,000
Unsec. Disc. Notes (b)	0.05%	06/01/12	75,000	75,000,000
Unsec. Disc. Notes (b)	0.07%	06/01/12	25,000	25,000,000
Unsec. Disc. Notes (b)	0.10%	06/01/12	8,000	8,000,000
Unsec. Disc. Notes (b)	0.10%	06/06/12	25,000	24,999,670
Unsec. Disc. Notes (b)	0.10%	06/13/12	10,103	10,102,680
Unsec. Disc. Notes (b)	0.10%	06/20/12	50,000	49,997,493
Unsec. Disc. Notes (b)	0.09%	06/22/12	15,384	15,383,192
Unsec. Disc. Notes (b)	0.08%	06/27/12	25,000	24,998,556
Unsec. Disc. Notes (b)	0.10%	07/05/12	15,000	14,998,583
Unsec. Disc. Notes (b)	0.11%	07/05/12	30,000	29,997,011
Unsec. Disc. Notes (b)	0.11%	07/06/12	25,000	24,997,326
Unsec. Disc. Notes (b)	0.11%	07/13/12	30,000	29,996,325
Unsec. Disc. Notes (b)	0.11%	07/17/12	5,500	5,499,227
Unsec. Disc. Notes (b)	0.08%	07/18/12	10,000	9,999,021
Unsec. Disc. Notes (b)	0.09%	07/20/12	10,000	9,998,843
Unsec. Disc. Notes (b)	0.11%	07/20/12	17,000	16,997,570
Unsec. Disc. Notes (b)	0.08%	07/24/12	9,000	8,999,006
Unsec. Disc. Notes (b)	0.08%	08/01/12	15,000	14,997,967
Unsec. Disc. Notes (b)	0.13%	08/03/12	8,800	8,798,075
Unsec. Disc. Notes (b)	0.12%	08/07/12	15,000	14,996,650
Unsec. Disc. Notes (b)	0.13%	08/10/12	10,000	9,997,472
Unsec. Disc. Notes (b)	0.12%	08/17/12	15,000	14,996,150
Unsec. Disc. Notes (b)	0.12%	08/29/12	16,790	16,785,019
Unsec. Disc. Notes (b)	0.13%	08/29/12	10,000	9,996,910
Unsec. Disc. Notes (b)	0.16%	10/03/12	15,000	14,991,733
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)—(continued)
Unsec. Disc. Notes (b)	0.16%	10/10/12	$15,000	$14,991,267
Unsec. Disc. Notes (b)	0.13%	10/19/12	10,000	9,994,945

				775,513,503

Tennessee Valley Authority (TVA)—1.43%
Disc. Notes (b)	0.09%	06/07/12	15,000	14,999,775

Total U.S. Government Sponsored Agency Securities (Cost $915,455,317)				915,455,317

U.S. Treasury Securities—18.07%(b)
U.S. Treasury Bills	0.06%	06/21/12	40,000	39,998,644
U.S. Treasury Bills	0.05%	07/05/12	25,000	24,998,784
U.S. Treasury Bills	0.07%	07/19/12	30,000	29,997,280
U.S. Treasury Bills	0.07%	07/26/12	15,000	14,998,396
U.S. Treasury Bills	0.09%	08/23/12	20,000	19,996,081
U.S. Treasury Bills	0.10%	10/04/12	15,000	14,994,792
U.S. Treasury Bills	0.12%	10/11/12	15,000	14,993,537
U.S. Treasury Bills	0.12%	10/18/12	15,000	14,992,905
U.S. Treasury Bills	0.13%	11/08/12	15,000	14,991,267

Total U.S. Treasury Securities (Cost $189,961,686)				189,961,686

TOTAL INVESTMENTS(c)—105.15% (Cost $1,105,417,003)				1,105,417,003

OTHER ASSETS LESS LIABILITIES—(5.15)%				(54,098,026)

NET ASSETS—100.00%				$1,051,318,977

Investment Abbreviations:

Disc.	—	Discounted
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
May 31, 2012
(Unaudited)
Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.81%

Alabama—1.51%
Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	10/01/32	$2,112	$2,112,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.20%	04/01/28	10,000	10,000,000

				12,112,000

Arizona—3.56%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (a)(d)(e)	0.22%	08/01/15	7,455	7,455,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	12/01/37	13,425	13,425,000
Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,790,883
Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of San Francisco) (a)(b)	0.19%	10/01/25	4,930	4,930,000

				28,600,883

Colorado—3.79%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	07/01/34	2,225	2,225,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	11/01/28	3,100	3,100,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	02/15/28	2,100	2,100,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.50%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.22%	07/01/21	4,480	4,480,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.19%	12/01/34	7,010	7,010,000
Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.) (a)(b)	0.22%	12/01/38	2,135	2,135,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	12/01/23	2,245	2,245,000

				30,395,000

Delaware—1.22%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	05/01/36	9,800	9,800,000

District of Columbia—3.21%
District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.46%	01/01/29	5,800	5,800,000
Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	06/01/27	20,000	20,000,000

				25,800,000

Florida—3.27%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	12/01/29	6,930	6,930,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)	0.19%	11/15/35	10,990	10,990,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(d)(e)	0.18%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	10/15/32	1,125	1,125,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	07/01/32	$2,400	$2,399,596
Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/20	2,525	2,525,000

				26,244,596

Georgia—7.73%
Bryan County School District; Series 2008, Unlimited Sales Tax GO Bonds (CEP-Georgia State Aid Intercept Program)	5.00%	08/01/12	2,000	2,015,999
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	01/01/21	5,235	5,235,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.19%	09/01/25	8,390	8,390,000
Georgia (State of);
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,562,257
Series 2009 G, Unlimited Tax GO Bonds	4.00%	11/01/12	4,630	4,704,167
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.19%	06/15/25	4,100	4,100,000
Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/13	1,000	1,031,899
Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	01/01/32	6,425	6,425,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	07/01/24	2,700	2,700,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	01/01/36	15,000	15,000,000
Richmond (County of) Board of Education; Series 2007, Sales Unlimited Tax GO Bonds (CEP-Georgia State Aid Intercept Program)	5.00%	10/01/12	2,440	2,478,951
Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	11/15/32	3,920	3,920,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)(d)	0.18%	08/01/24	3,950	3,950,000
Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP-FNMA) (a)	0.21%	06/01/25	500	500,000

				62,013,273

Idaho—0.62%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	5,000	5,006,635

Illinois—7.84%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC-Northern Trust Co.) (a)(b)	0.18%	01/01/37	920	920,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	06/01/36	7,255	7,255,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (a)(b)	0.17%	02/01/42	3,743	3,743,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.19%	01/01/16	1,340	1,340,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.29%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.19%	03/01/28	900	900,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	08/01/15	3,850	3,850,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	08/01/15	1,250	1,250,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.42%	03/01/22	5,000	5,000,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.21%	06/01/32	$1,500	$1,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.52%	11/01/24	1,120	1,120,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.16%	08/15/25	550	550,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (a)(b)	0.18%	10/01/33	4,850	4,850,000
Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.40%	09/01/32	3,080	3,080,000
Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.29%	08/01/15	8,000	8,000,000

				62,903,000

Indiana—4.00%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	04/01/36	7,150	7,150,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.28%	08/01/37	2,555	2,555,000
Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.23%	12/01/23	3,745	3,745,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	12/01/32	9,275	9,275,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	07/01/27	6,500	6,500,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.29%	02/01/25	2,015	2,015,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA) (a)	0.18%	05/15/38	900	900,000

				32,140,000

Iowa—0.67%
Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,245,000
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (a)	0.19%	05/01/31	2,000	2,000,000
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	10/01/32	330	330,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2012 C, RAN (LOC-U.S. Bank, N.A.) (b)	2.00%	05/16/13	1,800	1,828,295

				5,403,295

Kansas—0.44%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(d)	0.18%	03/01/31	3,500	3,500,000

Louisiana—1.21%
St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.20%	06/01/38	9,700	9,700,000

Maryland—1.57%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	07/01/32	5,170	5,170,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	07/01/28	2,290	2,290,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	07/01/33	5,130	5,130,000

				12,590,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—0.63%
Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.18%	04/01/28	$5,050	$5,050,000

Michigan—0.45%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.19%	08/15/32	1,615	1,615,000
Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(b)	0.61%	09/01/25	1,380	1,380,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	05/01/31	600	600,000

				3,595,000

Minnesota—0.86%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	04/01/37	5,835	5,835,000
Minnesota (State of); Series 2008 A, Various Purpose Unlimited Tax GO Bonds	5.00%	06/01/12	1,050	1,050,000

				6,885,000

Mississippi—3.49%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC-FHLB of Dallas) (a)(b)	0.18%	05/01/35	5,220	5,220,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	10/01/33	9,500	9,500,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (a)	0.16%	12/01/30	1,000	1,000,000

				28,020,000

Missouri—4.73%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.46%	11/01/27	1,760	1,760,000
Kansas City (City of) Industrial Development Authority (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.19%	11/15/26	1,650	1,650,000
Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC-FHLB of Des Moines) (a)(b)	0.18%	11/01/21	1,805	1,805,000
Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.42%	02/01/28	1,595	1,595,000
Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.32%	04/01/30	1,900	1,900,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.21%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	04/15/27	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	04/15/27	9,170	9,170,000

				37,980,000

Nevada—0.87%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	12/01/39	7,000	7,000,000

New Hampshire—3.00%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.28%	06/01/28	2,200	2,200,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.19%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	10/01/33	14,875	14,875,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—(continued)
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	09/01/37	$1,000	$1,000,000

				24,075,000

New Mexico—0.78%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,405,441
New Mexico(State of); Series 2008 A, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	3,690	3,823,076

				6,228,517

New York—0.44%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (a)(b)(c)	0.15%	11/01/31	3,500	3,500,000

North Carolina—3.02%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,175,000
New Hanover (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,020,175
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.17%	09/01/27	590	590,000
North Carolina (State of) Department of State Treasurer; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	03/01/13	2,000	2,072,128
North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	02/01/28	4,560	4,560,000
North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.18%	12/01/36	9,700	9,700,000
Wake (County of); Series 2007, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/13	3,000	3,107,875
Winston-Salem (City of); Series 2011, Ref. Water & Sewer System RB	4.00%	06/01/13	1,000	1,037,723

				24,262,901

Ohio—7.02%
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	06/01/35	8,265	8,265,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	12/01/21	10,000	10,000,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/40	3,000	3,000,000
Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	03/01/34	8,600	8,600,000
Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.24%	12/01/32	14,960	14,960,000
Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000
Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	11/01/27	10,000	10,000,000

				56,325,000

Pennsylvania—6.23%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	09/01/18	2,570	2,570,000
Geisinger Authority; Series 2005 C, VRD Health System RB (a)	0.14%	08/01/28	5,000	5,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	10/15/25	7,680	7,680,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	09/01/28	7,815	7,815,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/14	1,200	1,200,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)	0.21%	07/01/38	17,066	17,066,000
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	04/01/20	$1,800	$1,800,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	06/01/21	6,850	6,850,000

				49,981,000

South Carolina—0.41%
Spartanburg County School District No. 7; Series 2012, Unlimited Tax GO Bonds (CEP-South Carolina School District Credit Enhancement Program)	4.00%	09/01/12	3,225	3,255,898

Tennessee—1.07%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.56%	04/01/24	1,100	1,100,000
Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	03/01/33	4,750	4,750,000
Shelby (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	04/01/13	1,280	1,330,958

				8,555,958

Texas—10.33%
Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,280,000
Cypress-Fairbanks Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	02/15/13	1,155	1,169,678
Dallas (County of); Series 2011 A, Ref. Unlimited Tax GO Bonds	4.00%	08/15/12	2,200	2,217,399
Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.22%	08/22/12	3,500	3,500,000
Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	3,400	3,429,750
Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/15/12	3,325	3,357,473
Plano Independent School District; Series 2012, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	4.00%	02/15/13	3,080	3,162,679
Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.00%	02/15/13	2,130	2,172,147
San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.22%	12/01/27	12,560	12,560,000
Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.22%	12/01/28	21,870	21,870,000
San Antonio (City of);
Series 2003 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/01/13	1,325	1,367,672
Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,669,899
Series 2012, Ref. General Improvement Unlimited Tax GO Bonds	2.00%	02/01/13	2,210	2,236,594
Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,605,722
Tarrant Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.20%	02/15/27	7,760	7,760,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC) (a)	0.18%	05/01/42	8,690	8,690,000
Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,133,921
Texas Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	5.00%	07/01/12	3,750	3,765,058

				82,947,992

Utah—1.11%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	06/01/21	2,500	2,500,000
Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP-Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,304,697
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—(continued)
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.25%	04/01/42	$3,125	$3,125,000

				8,929,697

Virginia—3.09%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.19%	03/01/35	13,185	13,185,000
Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.27%	07/01/34	8,005	8,005,000
Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	12/01/34	1,570	1,570,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.24%	12/01/19	990	990,000
Virginia (State of) College Building Authority (Washington & Lee University); Series 2006, Educational Facilities RB	5.00%	01/01/13	1,065	1,094,865

				24,844,865

Washington—4.03%
King (County of); Series 2011 B, Limited Tax GO BAN (f)	3.00%	06/13/12	8,500	8,507,586
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.19%	11/01/25	500	500,000
Seattle School District No. 1; Series 2007 A, Limited Tax GO Bonds (CEP-Washington State School District Enhancement Program)	5.00%	06/01/12	2,900	2,900,000
Shoreline School District No. 412; Series 2010, Unlimited Tax GO Bonds (CEP-Washington State School District Guaranty Program)	2.00%	12/01/12	2,500	2,522,814
Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC-Bank of America, N.A.) (a)(b)	0.32%	09/01/33	3,385	3,385,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	04/01/43	7,900	7,900,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	07/01/22	1,450	1,450,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	08/01/24	2,250	2,250,000
Washington (State of); Series 2010 C, Ref. Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	01/01/13	2,850	2,929,890

				32,345,290

West Virginia—0.85%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.19%	01/01/34	6,800	6,800,000

Wisconsin—5.13%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.18%	10/01/42	5,260	5,260,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.21%	06/01/37	4,890	4,890,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.66%	07/01/14	730	730,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.24%	12/01/32	9,000	9,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.28%	08/15/34	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.21%	05/01/30	19,300	19,300,000

				41,180,000

Wyoming—1.63%
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.19%	11/01/24	13,060	13,060,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Value

TOTAL INVESTMENTS(g)(h)–99.81% (Cost $801,030,800)	$801,030,800

OTHER ASSETS LESS LIABILITIES–0.19%	1,521,482

NET ASSETS–100.00%	$802,552,282

Investment Abbreviations:

BAN	—	Bond Anticipation Notes
CEP	—	Credit Enhancement Provider
Ctfs.	—	Certificates
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
PUTTERs	—	Putable Tax-Exempt Receipts
RAN	—	Revenue Anticipation Notes
RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
TAN	—	Tax Anticipation Notes
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 3.8%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $33,410,000, which represented 4.16% of the Fund’s Net Assets.

(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JP Morgan Chase Bank, N.A.	23.6%

Federal Home Loan Mortgage Corp.	9.9

PNC Bank, N.A.	9.6

Wells Fargo Bank, N.A.	8.8

US Bank, N.A.	7.1

Bank of America, N.A.	6.9

Federal National Mortgage Association	6.8

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Short-Term Investments Trust

E.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$17,340,228,972	$—	$17,340,228,972

STIC Prime Portfolio	—	2,781,239,953	—	2,781,239,953

Treasury Portfolio	—	15,524,125,593	—	15,524,125,593

Government & Agency Portfolio	—	7,693,994,860	—	7,693,994,860

Government TaxAdvantage Portfolio	—	1,105,417,003	—	1,105,417,003

Tax-Free Cash Reserve Portfolio	—	801,030,800	—	801,030,800

Short-Term Investments Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley

Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley

Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.